CASH AND CASH EQUIVALENTS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and deposits in banks
Cash	$ 613,361	$ 570,317
Deposits at the Central Bank of Chile	441,683	507,275
Deposits in local banks	393	1,440
Deposits in banks abroad	397,485	1,200,357
Subtotals - Cash and deposits in banks	1,452,922	2,279,389
Net cash items in process of collection	181,419	206,810
Cash and cash equivalents	$ 1,634,341	$ 2,486,199	$ 2,327,170	$ 1,859,002